Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 3,911	$ 0
Cost of revenues	11,014	0
Gross loss	(7,103)	0
Operating expenses:
Research and development	37,927	12,196	$ 80,398	$ 27,544	$ 40,067
Sales and marketing	4,764	64	4,111	0	0
General and administrative	20,986	12,394	74,752	45,950	12,518
Loss on change in fair value of contingent consideration	15,500	0
Total operating expenses	79,177	24,654
Operating loss	(86,280)	(24,654)	(159,261)	(73,494)	(52,585)
Interest income (expense), net	174	(535)
Other income (expense), net	393	0	36,046	10,860	276
Interest expense, net			(1,169)	(5,659)	(870)
Loss on extinguishment of convertible notes	0	(131,908)	(131,908)	0	0
Loss on extinguishment of convertible notes attributable to related parties	0	(1,875)	(1,875)	0	0
Loss before taxes	(85,713)	(158,972)	(258,167)	(68,293)	(53,179)
Income tax (benefit) provision	0	0	(385)	0	0
Net loss	(85,713)	(158,972)	(257,782)	(68,293)	(53,179)
Adjustment to redemption value on Convertible Preferred Stock	0	(1,011,726)	(1,011,726)	0	0
Net loss attributable to common stockholders	(85,713)	(1,170,698)	(1,269,508)	(68,293)	(53,179)
Common Class A [Member]
Operating expenses:
Net loss attributable to common stockholders	$ (67,657)	$ (300,913)	$ (866,510)	$ (8,120)	$ (5,989)
Weighted average number of shares – basic and diluted	208,112,630	16,206,813	110,837,016	6,585,392	5,374,543
Net loss per share – basic and diluted	$ (0.33)	$ (18.57)	$ (7.82)	$ (1.23)	$ (1.11)
Common Class B [Member]
Operating expenses:
Net loss attributable to common stockholders	$ (18,056)	$ (869,785)	$ (402,998)	$ (60,174)	$ (47,190)
Weighted average number of shares – basic and diluted	55,539,188	46,845,555	51,548,314	48,801,526	42,349,994
Net loss per share – basic and diluted	$ (0.33)	$ (18.57)	$ (7.82)	$ (1.23)	$ (1.11)